UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21946

                               OLD FIELD FUND, LLC
               (Exact name of registrant as specified in charter)

                                   ----------

                          733 Third Avenue, 11th Floor
                               New York, NY 10017
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-532-3651

                        DATE OF FISCAL YEAR END: MARCH 31

                     DATE OF REPORTING PERIOD: JUNE 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS


OLD FIELD FUND, LLC

QUARTERLY REPORT (UNAUDITED)
JUNE 30, 2009

OLD FIELD FUND, LLC

SCHEDULE OF INVESTMENTS IN INVESTMENT FUNDS
6/30/09 (UNAUDITED)

Old Field Fund, LLC (the "Fund") acts as a feeder fund. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in Old Field Fund, LDC (the "Offshore Feeder Fund"), which is a Cayman Islands limited duration company with the same investment objective as the Fund. The Offshore Feeder Fund, in turn, invests all or substantially all of its investable assets in Old Field Master Fund, LLC (the "Master Fund"). In the Fund's structure, the Offshore Feeder Fund serves solely as an intermediate entity through which the Fund invests in the Master Fund. The Master Fund's schedule of investments in investment funds is listed below.

                                                          FIRST                                  PERCENTAGE
                                                       ACQUISITION                               OF MEMBERS'
INVESTMENT STRATEGY/NAME                                   DATE         COST       FAIR VALUE      EQUITY*      LIQUIDITY**
------------------------                               -----------   -----------   -----------   -----------   ------------
CREDIT:
   Anchorage Crossover Credit Offshore Fund, Ltd.       2/1/2007     $ 1,046,680   $   726,475       2.24%      Quarterly+
   Latigo Offshore Fund, Ltd.                           2/1/2007         645,010       561,643       1.73%      Quarterly+
                                                                     -----------   -----------      -----
      TOTAL CREDIT                                                     1,691,690     1,288,118       3.97%
                                                                     -----------   -----------      -----
EVENT DRIVEN:
   Altima Global Special Situations Fund, Ltd.          5/1/2008         800,000       697,089       2.14%      Quarterly
   Montrica Global Opportunities Fund                   2/1/2007         723,695       575,670       1.77%      Quarterly
   Perry Partners International, Inc.                   5/1/2007       2,000,000     1,762,748       5.42%       Annually
   Taconic Opportunity Offshore Fund, Ltd.              5/1/2008       1,000,000       952,908       2.93%      Quarterly
   Wexford Offshore Credit Opportunities Fund, Ltd.     2/1/2007       1,087,500     1,218,471       3.75%      Quarterly
                                                                     -----------   -----------      -----
      TOTAL EVENT DRIVEN                                               5,611,195     5,206,886      16.01%
                                                                     -----------   -----------      -----
FIXED INCOME RELATIVE VALUE:
   The Drake Absolute Return Fund, Ltd.                 2/1/2007         330,381       171,131       0.53%      Quarterly+
                                                                     -----------   -----------      -----
FUNDAMENTAL MARKET NEUTRAL:
   Level Global Overseas Ltd.                           5/1/2009         850,000       896,135       2.75%      Quarterly
   O'Connor Global Fundamental Long / Short Limited     4/1/2007       1,900,000     2,417,641       7.44%       Monthly
                                                                     -----------   -----------      -----
      TOTAL FUNDAMENTAL MARKET NEUTRAL:                                2,750,000     3,313,776      10.19%
                                                                     -----------   -----------      -----
LONG/SHORT EQUITY:
   Avesta Fund, Ltd.                                    5/1/2009         800,000       790,310       2.43%       Monthly
   Cantillon World, Ltd.                                5/1/2009         800,000       770,560       2.37%       Monthly+
   Coeus Capital Offshore Fund, Ltd.                    5/1/2008         600,000       477,716       1.47%      Quarterly
   Criterion Capital Partners, Ltd.                     2/1/2007         547,784       528,041       1.62%       Monthly
   Highline Capital International, Ltd.                 5/1/2008         800,000       715,593       2.20%      Quarterly
   Ivory Offshore Flagship Fund, Ltd.                   2/1/2007         596,732       669,580       2.07%      Quarterly
   Pennant Windward Fund, Ltd.                          5/1/2009       1,000,000     1,032,412       3.18%      Quarterly
   PFM Diversified Offshore Fund, Ltd.                  5/1/2008         800,000       817,677       2.51%      Quarterly
   Tiedemann Falconer Partners, Ltd.                    5/1/2009         700,000       702,537       2.16%      Quarterly
                                                                     -----------   -----------      -----
      TOTAL LONG/SHORT EQUITY                                          6,644,516     6,504,426      20.01%
                                                                     -----------   -----------      -----
MACRO:
   AQR Absolute Return Offshore Fund, Ltd.              2/1/2007       1,050,000       578,211       1.78%      Quarterly
   Brevan Howard Fund Limited                           10/1/2007      2,000,000     2,745,587       8.45%       Monthly
   Fortress Commodities Fund L.P.                       2/1/2008       1,100,000     1,149,248       3.54%      Quarterly
   QFS Global Macro Hedge Fund, Ltd.                    5/1/2008         700,000       761,975       2.34%       Monthly
   Woodbine Capital Fund Ltd.                           5/1/2009         800,000       836,551       2.57%      Quarterly
                                                                     -----------   -----------      -----
      TOTAL MACRO                                                      5,650,000     6,071,572      18.68%
                                                                     -----------   -----------      -----

OLD FIELD FUND, LLC

SCHEDULE OF INVESTMENTS IN INVESTMENT FUNDS
6/30/09 (UNAUDITED)

                                                          FIRST                                  PERCENTAGE
                                                       ACQUISITION                               OF MEMBERS'
INVESTMENT STRATEGY/NAME                                   DATE         COST       FAIR VALUE      EQUITY*      LIQUIDITY**
------------------------                               -----------   -----------   -----------   -----------   ------------
MULTI-STRATEGY RELATIVE VALUE:
   Bennelong Asia Pacific Multi-Strategy Equity
      Fund, Ltd.                                         8/1/2008    $ 1,100,000   $ 1,062,275       3.27%        Monthly
   Citadel Kensington Global Strategies Fund, Ltd.       2/1/2007      1,750,000     1,358,870       4.18%     Quarterly***
   Linden International, Ltd.                            2/1/2007      1,225,964     1,239,886       3.82%     Quarterly***
   Sandelman Partners Multi-Strategy Fund, Ltd.          2/1/2007        506,499       241,239       0.74%      Quarterly+
                                                                     -----------   -----------      -----
      TOTAL MULTI-STRATEGY RELATIVE VALUE                              4,582,463     3,902,270      12.01%
                                                                     -----------   -----------      -----
STRUCTURED CREDIT:
   Cerberus International, Ltd.                          9/1/2007      2,000,000     1,594,847       4.91%     Quarterly***
   CPIM Structured Credit Fund 1000 Inc.                 2/1/2007      1,158,661       231,280       0.71%       Quarterly
   Dune Capital International, Ltd.                      2/1/2007        598,116       355,567       1.09%       Annually+
   Petra Offshore Fund L.P.                              2/1/2007      1,400,000            --       0.00%       Quarterly
   Sorin Offshore Fund, Ltd.                             2/1/2008        810,000       522,145       1.61%      Quarterly+
                                                                     -----------   -----------      -----
      TOTAL STRUCTURED CREDIT                                          5,966,777     2,703,839       8.32%
                                                                     -----------   -----------      -----
      TOTAL INVESTMENTS IN INVESTMENT FUNDS                          $33,227,022   $29,162,018      89.72%
                                                                     ===========   ===========      =====

*    Percentages are based on members' equity at end of period of $32,505,019.

**   Available frequency of redemptions after initial lock-up period.

***  Portfolio Fund has suspended redemptions.

+ Fund is in the process of an orderly wind-down with the return of capital to investors.

At June 30, 2009, the aggregate cost of investments for tax purposes was $33,227,022. Net unrealized depreciation on investments for tax purposes was $(4,065,004), consisting of $1,727,504 of gross unrealized appreciation and $(5,792,508) of gross unrealized depreciation.

OLD FIELD FUND, LLC

SCHEDULE OF INVESTMENTS IN INVESTMENT FUNDS
6/30/09 (UNAUDITED)

Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards (SFAS) No. 157 is effective for the Master Fund's financial statements issued after December 1, 2007. SFAS No. 157 defines fair value, establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date;

     - Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 - Significant unobservable prices or inputs (including the Master Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

As required by SFAS No. 157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The following table sets forth information about the level within the fair value hierarchy at which the Master Fund's investments are measured at June 30, 2009:

The following is a summary of the inputs used as of June 30, 2009 in valuing the Master Fund's investments carried at value:

                                  LEVEL 1   LEVEL 2     LEVEL 3        TOTAL
                                  -------   -------   -----------   -----------
Investments in Investment Funds     $--       $--     $29,162,018   $29,162,018

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                         INVESTMENTS IN
                                           INVESTMENT
                                              FUNDS
                                         --------------
BALANCE AS OF 3/31/09                      $24,118,625
Realized gain/(loss)                          (770,754)
Change in unrealized
appreciation/(depreciation)                  2,017,650
Net purchase/(sales)                         3,796,497
Net transfers in/and or out of Level 3              --
                                           -----------
BALANCE AS OF 6/30/09                      $29,162,018
                                           ===========

FOR INFORMATION REGARDING THE MASTER FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE MASTER FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Old Field Fund, LLC


By (Signature and Title)*               /s/ John T. Moore
                                        ----------------------------------------
                                        John T. Moore, President

Date: August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ John T. Moore
                                        ----------------------------------------
                                        John T. Moore,
                                        Principal Executive Officer

Date: August 20, 2009


By (Signature and Title)*               /s/ Thomas J. Modzelewski
                                        ----------------------------------------
                                        Thomas J. Modzelewski,
                                        Principal Financial Officer

Date: August 20, 2009

* Print the name and title of each signing officer under his or her signature.